Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,
	2018	2019
	$ in thousands	$ in thousands

Raw materials	275	297
Work in progress	237	218
Finished goods	500	314

	1,012	829